UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                               811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	08/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.
August 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.5%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey--99.8%
Atlantic City Board of Education,
GO Notes, Refunding (Insured;
FSA)	5.50	12/1/08	1,250,000	1,259,965
Atlantic County,
GO Notes	3.13	1/15/09	150,000	150,618
Atlantic County,
GO Notes	3.50	1/15/09	585,000	588,646
Avalon Borough,
GO Notes (General Improvements
Bonds and Water/Sewer Utility
Bonds)	3.00	5/15/09	335,000	336,964
BB&T Municipal Trust
(New Jersey Turnpike
Authority, Turnpike Revenue)
(Insured; AMBAC and Liquidity
Facility; Branch Banking and
Trust Co.)	1.82	9/7/08	22,285,000 a,b	22,285,000
Bergen County,
GO Notes	3.50	10/15/08	1,510,000	1,513,041
Bergen County Improvement
Authority, MFHR (Kentshire
Apartments Project) (Liquidity
Facility; FNMA and LOC; FNMA)	1.85	9/7/08	21,000,000 a	21,000,000
Burlington County Bridge
Commission, County-Guaranteed
Pooled Loan Revenue
(Governmental Loan Program)	5.00	10/15/08	370,000	371,297
Burlington Township Board of
Education, GO Notes, Refunding	5.00	1/15/09	775,000	784,690
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank NA)	1.94	9/7/08	7,760,000 a	7,760,000
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (Liquidity
Facility; FHLMC and LOC; FHLMC)	2.15	9/7/08	7,060,000 a,b	7,060,000
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; Commerce Bank NA)	1.84	9/7/08	2,000,000 a	2,000,000
Chester Township,
GO Notes, BAN	2.00	2/27/09	1,904,000	1,905,823
Collingswood Borough,

GO Notes (General Improvements
Bonds and Water/Sewer Utility
Bonds) (Insured; FSA)	3.00	2/1/09	100,000	100,368
Cresskill,
GO Notes (General Improvement)
(Insured, FSA)	3.00	4/1/09	250,000	251,429
Delaware River Port Authority,
Revenue, Refunding (LOC; Bank
of America)	1.79	9/7/08	12,000,000 a	12,000,000
Delaware River Port Authority,
Revenue, Refunding (LOC; Bank
of America)	1.80	9/7/08	10,000,000 a	10,000,000
Deptford Township,
GO Notes, BAN	3.70	11/19/08	1,174,200	1,174,688
East Brunswick Township,
GO Notes, BAN	4.00	10/10/08	2,337,500	2,338,534
Essex County Improvement
Authority, Pooled Governmental
Loan Program Revenue (LOC;
Wachovia Bank)	1.80	9/7/08	600,000 a	600,000
Essex County Improvement
Authority, Revenue (Jewish
Community Center of MetroWest,
Inc. Project) (LOC; Wachovia
Bank)	1.81	9/7/08	600,000 a	600,000
Essex County Improvement
Authority, Revenue (The
Children's Institute Project)
(LOC; Wachovia Bank)	1.88	9/7/08	1,690,000 a	1,690,000
Essex Fells,
GO Notes, BAN	2.00	4/10/09	2,077,000	2,079,459
Franklin Lakes Borough,
GO Notes, Refunding (General
Improvement)	3.63	3/1/09	500,000	502,735
Hackensack,
GO Notes, Refunding (Insured;
FSA)	2.25	3/15/09	735,000	735,963
Haddonfield Borough,
Water and Sewer Utility Revenue	3.50	7/15/09	230,000	232,949
Hamilton Township,
GO Notes (General Improvement)
(Insured; FSA)	3.45	10/15/08	110,000	110,189
Harding Township,
GO Notes, BAN	2.50	2/20/09	2,093,000	2,105,826
Highland Park Borough,
GO Notes (Insured; FSA)	3.13	6/15/09	375,000	378,764
Jefferson Township,
GO Notes, BAN	2.25	7/1/09	3,135,973	3,142,351
Jersey City,
GO Notes, Refunding	5.20	10/1/08	1,565,000	1,580,650
Livingston Township,
GO Notes, Refunding, BAN	2.25	5/21/09	2,002,200	2,005,716
Long Branch,
GO Notes, BAN	2.25	8/14/09	1,100,000	1,101,328
Lower Municipal Township Utilities

Authority, Project Notes	2.50	2/27/09	3,500,000	3,508,387
Maplewood Township,
GO Notes, Refunding (General
Improvement) (Insured; FSA)	3.25	2/1/09	965,000	969,345
Mercer County Improvement
Authority, Revenue (Children's
Home Society Project) (LOC;
Wachovia Bank)	1.88	9/7/08	495,000 a	495,000
Merchantville Borough Board of
Education, GO Notes, Refunding
(Insured; FSA)	5.00	1/15/09	100,000	100,890
Middlesex County Utilities
Authority, Sewer Revenue,
Refunding (Insured; FSA)	4.75	12/1/08	2,920,000	2,939,754
Middlesex County,
GO Notes	3.25	6/1/09	950,000	960,155
Monmouth County,
GO Notes	4.00	1/15/09	205,000	206,599
Monmouth County,
GO Notes, Refunding	5.25	9/1/08	450,000	450,000
Montville Township,
GO Notes	2.50	5/15/09	155,000	155,427
Morris County,
GO Notes, Refunding	5.00	2/1/09	120,000	121,427
Morristown,
GO Notes, TAN	2.00	2/10/09	3,500,000	3,503,039
New Jersey,
COP, Refunding (Equipment
Lease Purchase Agreement)	5.25	6/15/09	1,250,000	1,279,896
New Jersey,
GO Notes	5.00	2/1/09	1,000,000 c	1,012,400
New Jersey,
GO Notes (Various Purposes)	4.50	2/1/09	100,000 c	100,942
New Jersey Building Authority,
State Building Revenue (LOC;
Bank of Nova Scotia)	1.65	9/7/08	7,300,000 a	7,300,000
New Jersey Building Authority,
State Building Revenue (LOC;
Bank of Nova Scotia)	1.65	9/7/08	5,400,000 a	5,400,000
New Jersey Building Authority,
State Building Revenue,
Refunding	5.25	12/15/08	1,500,000	1,513,351
New Jersey Economic Development
Authority, EDR (A. F. L.
Quality Inc. Project) (LOC;
Bank of America)	1.90	9/7/08	120,000 a	120,000
New Jersey Economic Development
Authority, EDR (Challenge
Printing Project) (LOC;
Wachovia Bank)	1.98	9/7/08	765,000 a	765,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates LLC Project) (LOC;
Wachovia Bank)	1.98	9/7/08	1,940,000 a	1,940,000
New Jersey Economic Development

Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wachovia Bank)	1.98	9/7/08	815,000 a	815,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;
Commerce Bank NA)	1.94	9/7/08	1,300,000 a	1,300,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wachovia Bank)	1.98	9/7/08	1,560,000 a	1,560,000
New Jersey Economic Development
Authority, EDR (Republic
Services Inc. Project) (LOC;
Bank of America)	1.90	9/7/08	820,000 a	820,000
New Jersey Economic Development
Authority, EDR (Saint Peters
Preparatory School) (LOC;
Wachovia Bank)	1.88	9/7/08	490,000 a	490,000
New Jersey Economic Development
Authority, EDR (Services for
Children with Hidden
Intelligence, Inc. Project)
(LOC; Fulton Bank)	1.94	9/7/08	4,500,000 a	4,500,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus Project) (LOC; Valley
National Bank)	1.89	9/7/08	2,800,000 a	2,800,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank
N.A.)	1.83	9/7/08	1,835,000 a	1,835,000
New Jersey Economic Development
Authority, EDR (The Center
School Project) (LOC; Bank of
America)	1.90	9/7/08	225,000 a	225,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wachovia Bank)	1.98	9/7/08	1,785,000 a	1,785,000
New Jersey Economic Development
Authority, EDR (The Institute
of Electrical and Electronics
Engineers, Inc. Project) (LOC;
Wachovia Bank)	1.83	9/7/08	1,950,000 a	1,950,000
New Jersey Economic Development
Authority, EDR (The Institute
of Electrical and Electronics
Engineers, Inc. Project) (LOC;
Wachovia Bank)	1.83	9/7/08	685,000 a	685,000
New Jersey Economic Development
Authority, EDR (VOADV
Property, Inc. Project) (LOC;

Commerce Bank N.A.)	1.84	9/7/08	1,245,000 a	1,245,000
New Jersey Economic Development
Authority, EDR, Refunding
(Phoenix Realty Partners
Project) (LOC: Wachovia Bank)	1.93	9/7/08	3,500,000 a	3,500,000
New Jersey Economic Development
Authority, EDR, Refunding (R.
Realty Company Project) (LOC;
Wachovia Bank)	1.88	9/7/08	300,000 a	300,000
New Jersey Economic Development
Authority, First Mortgage
Revenue, Refunding (Franciscan
Oaks Project) (LOC; Wachovia
Bank)	1.81	9/7/08	400,000 a	400,000
New Jersey Economic Development
Authority, Gas Facilities
Revenue, Refunding (Pivotal
Utility Holdings, Inc.
Project) (LOC; Wells Fargo
Bank)	2.30	9/1/08	16,800,000 a	16,800,000
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project) (LOC;
Wachovia Bank)	1.98	9/7/08	2,170,000 a	2,170,000
New Jersey Economic Development
Authority, LR (Somerset Hills
YMCA Project) (LOC; Commerce
Bank N.A.)	1.84	9/7/08	3,820,000 a	3,820,000
New Jersey Economic Development
Authority, Market Transition
Facility Senior Lien Revenue,
Refunding	5.00	7/1/09	4,000,000	4,093,287
New Jersey Economic Development
Authority, Revenue (Buchanan
and Zweigle Project) (LOC;
Wachovia Bank)	1.98	9/7/08	1,950,000 a	1,950,000
New Jersey Economic Development
Authority, Revenue (Catholic
Charities Project) (LOC;
Wachovia Bank)	1.83	9/7/08	1,475,000 a	1,475,000
New Jersey Economic Development
Authority, Revenue (Catholic
Community Services Project)
(LOC; Wachovia Bank)	1.88	9/7/08	465,000 a	465,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wachovia Bank)	1.88	9/7/08	3,210,000 a	3,210,000
New Jersey Economic Development
Authority, Revenue (Crane's
Mill Project) (LOC; TD
Banknorth NA)	1.79	9/7/08	2,350,000 a	2,350,000
New Jersey Economic Development
Authority, Revenue (Crane's

Mill Project) (LOC; TD
Banknorth NA)	1.79	9/7/08	8,960,000 a	8,960,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wachovia Bank)	1.88	9/7/08	2,215,000 a	2,215,000
New Jersey Economic Development
Authority, Revenue (G&W
Laboratories, Inc. Project)
(LOC; Wachovia Bank)	1.98	9/7/08	3,685,000 a	3,685,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;
Wachovia Bank)	1.93	9/7/08	650,000 a	650,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wachovia Bank)	1.98	9/7/08	2,370,000 a	2,370,000
New Jersey Economic Development
Authority, Revenue (Oak Hill
Academy Project) (LOC;
Wachovia Bank)	1.88	9/7/08	1,815,000 a	1,815,000
New Jersey Economic Development
Authority, Revenue (Research
and Manufacturing Corporation
of America Project) (LOC;
Wachovia Bank)	1.98	9/7/08	3,515,000 a	3,515,000
New Jersey Economic Development
Authority, Revenue (Rose Hill
Associates Project) (LOC;
Commerce Bank NA)	1.94	9/7/08	5,955,000 a	5,955,000
New Jersey Economic Development
Authority, Revenue (Stuart
Country Day School of the
Sacred Heart, Princeton, Inc.
Project) (LOC; Allied Irish
Banks)	1.90	9/7/08	600,000 a	600,000
New Jersey Economic Development
Authority, Revenue (The
Montclair Art Museum Project)
(LOC; JPMorgan Chase Bank)	1.90	9/7/08	5,260,000 a	5,260,000
New Jersey Economic Development
Authority, Revenue (Young
Men's Christian Association of
Metuchen Project) (LOC;
Wachovia Bank)	1.88	9/7/08	1,290,000 a	1,290,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wachovia
Bank)	1.98	9/7/08	3,885,000 a	3,885,000
New Jersey Economic Development

Construction Revenue	5.00	3/1/09	500,000	507,215
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Liquidity Facility; Bank of
America)	2.04	9/7/08	7,000,000 a,b	7,000,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Liquidity Facility; Citibank
NA)	1.78	9/7/08	12,000,000 a,b	12,000,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (LOC:
Bank of Nova Scotia and Lloyds
TSB Bank PLC)	2.30	9/1/08	2,065,000 a	2,065,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Allied Irish
Banks)	1.78	9/7/08	20,945,000 a	20,945,000
New Jersey Economic Development
Authority, Senior Care Revenue
(Bayshore Health Care Center
Project) (LOC; KBC Bank)	1.90	9/7/08	1,000,000 a	1,000,000
New Jersey Economic Development
Authority, Special Facility
Revenue (Port Newark Container
Terminal LLC Project) (LOC;
Citibank NA)	1.90	9/7/08	33,900,000 a	33,900,000
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue (New
Jersey Transit Corporation
Light Rail Transit System
Projects) (Insured; FSA)	5.75	5/1/09	3,000,000	3,073,496
New Jersey Educational Facilities
Authority, Higher Education
Facilities Trust Fund Revenue,
Refunding	5.00	9/1/08	1,900,000	1,900,000
New Jersey Educational Facilities
Authority, Revenue (Institute
for Defense Analyses Issue)
(LOC; Branch Banking and Trust
Co.)	1.75	9/7/08	5,000,000 a	5,000,000
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	2.40	9/1/08	2,727,000 a	2,727,000
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	2.40	9/1/08	10,300,000 a	10,300,000
New Jersey Educational Facilities
Authority, Revenue (The

William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty)	4.00	7/1/09	1,150,000	1,168,232
New Jersey Health Care Facilities
Financing Authority,
Department of Human Services,
LR (Greystone Park Psychiatric
Hospital Project)	5.00	9/15/08	1,000,000	1,001,079
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group) (LOC;
Wachovia Bank)	1.78	9/7/08	2,120,000 a	2,120,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Children's Specialized
Hospital Project) (LOC;
Wachovia Bank)	1.78	9/7/08	300,000 a	300,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty and Liquidity
Facility; Morgan Stanley Bank)	1.94	9/7/08	3,000,000 a,b	3,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	1.78	9/7/08	900,000 a	900,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	1.78	9/7/08	650,000 a	650,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hospital Capital Asset
Financing Program) (LOC;
JPMorgan Chase Bank)	1.78	9/7/08	500,000 a	500,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty and
Liquidity Facility; Morgan
Stanley Bank)	1.94	9/7/08	4,950,000 a,b	4,950,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Merlots Program) (Virtua
Health Issue) (Liquidity
Facility; Wachovia Bank and
LOC; Wachovia Bank)	1.92	9/7/08	16,885,000 a,b	16,885,000
New Jersey Health Care Facilities
Financing Authority, Revenue

(Rahway Hospital) (LOC;
Wachovia Bank)	1.81	9/7/08	5,030,000 a	5,030,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)
(LOC; Wachovia Bank)	1.77	9/7/08	3,005,000 a	3,005,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)
(LOC; Wachovia Bank)	1.78	9/7/08	2,840,000 a	2,840,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (LOC; JPMorgan
Chase Bank)	1.71	9/7/08	5,100,000 a	5,100,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Somerset Medical Center
Issue) (LOC; Morgan Stanley
Bank)	2.04	9/7/08	26,145,000 a,b	26,145,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Somerset Medical Center
Issue) (LOC; TD Banknorth NA)	1.79	9/7/08	4,100,000 a	4,100,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital, Inc.)
(LOC; Wachovia Bank)	1.81	9/7/08	1,570,000 a	1,570,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Southern Ocean County
Hospital Issue) (LOC; Wachovia
Bank)	1.81	9/7/08	575,000 a	575,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue) (LOC;
Wachovia Bank)	1.78	9/7/08	2,000,000 a	2,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue,
Refunding (Underwood-Memorial
Hospital Issue) (LOC; UBS AG)	1.70	9/7/08	12,700,000 a	12,700,000
New Jersey Housing and Mortgage
Finance Agency, Capital Fund
Program Revenue (Insured; FSA
and Liquidity Facility;
JPMorgan Chase Bank)	2.34	9/7/08	2,400,000 a,b	2,400,000
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; FSA and
Liquidity Facility; Lloyds TBS
Bank PLC)	1.95	9/7/08	5,000,000 a	5,000,000
New Jersey Housing and Mortgage

Finance Agency, SFHR
(Liquidity Facility; Morgan
Stanley Bank)	2.09	9/7/08	6,135,000 a,b	6,135,000
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/08	4,100,000	4,134,158
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/08	1,200,000	1,208,141
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.13	6/15/09	175,000 c	179,069
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/09	1,000,000	1,026,736
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; FSA and
Liquidity Facility; Morgan
Stanley Bank)	2.09	9/7/08	2,849,000 a,b	2,849,000
New Jersey Transportation Trust
Fund Authority, Grant
Anticipation Bonds	5.00	6/15/09	4,000,000	4,088,197
New Jersey Turnpike Authority,
Turnpike Revenue	4.90	1/1/09	175,000	176,577
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	2.00	9/7/08	25,100,000 a	25,100,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	2.00	9/7/08	18,600,000 a	18,600,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA, Inc.)	5.50	1/1/09	2,000,000	2,015,911
Newton,
GO Notes, Refunding	2.20	10/1/08	100,000	99,995
Pennsauken Township,
GO Notes, TAN	2.75	9/11/08	8,500,000	8,501,295
Port Authority of New York and New
Jersey (Consolidated Bonds,
133rd Series) (Insured; FSA)	2.50	7/15/09	380,000	381,623
Port Authority of New York and New
Jersey (Consolidated Bonds,
147th Series) (Insured; FGIC
and Liquidity Facility;
Bayerische Landesbank)	2.02	9/7/08	4,500,000 a,b	4,500,000
Port Authority of New York and New
Jersey, Equipment Notes	1.90	9/7/08	1,255,000 a	1,255,000
Port Authority of New York and New
Jersey, Equipment Notes	1.90	9/7/08	5,800,000 a	5,800,000
Princeton Borough,
GO Notes, BAN	2.50	6/12/09	4,297,000	4,319,965
Puttable Floating Option Tax

Exempt Receipts (New Jersey
Economic Development
Authority, Assisted Living
Facility Revenue (Meridian
Assisted Living at Bridgewater
Project)) (LOC; Merrill Lynch
Capital Services and Liquidity
Facility; Merrill Lynch Capital Services)	2.78	9/7/08	14,195,000 a,b	14,195,000
Puttable Floating Option Tax
Exempt Receipts (Tobacco
Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Facility; Merrill Lynch Capital Services)	1.89	9/7/08	2,730,000 a,b	2,730,000
Quinton Township,
GO Notes, BAN	2.75	3/1/09	1,225,000	1,228,588
South Brunswick Township,
Notes	2.00	2/19/09	4,050,000	4,060,246
Sparta Township,
GO Notes, BAN	2.25	5/29/09	4,018,065	4,025,347
Summit,
GO Notes, BAN	2.25	5/7/09	1,520,000	1,521,512
Summit,
GO Notes, BAN	2.50	5/15/09	3,800,000	3,814,378
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/09	895,000	915,456
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	2.64	9/7/08	5,125,000 a,b	5,125,000
Union County,
GO Notes (County
Vocational-Technical School)	3.25	2/15/09	1,100,000	1,105,677
Union County,
GO Notes (General Improvement)	3.25	2/15/09	700,000	703,613
Wayne Township,
GO Notes, BAN	3.50	9/19/08	1,035,000	1,035,248
West Windsor Township,
GO Notes, BAN	2.00	2/20/09	1,504,000	1,509,372

U.S. Related--1.7%
BB&T Municipal Trust
(Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue) (Liquidity
Facility; Branch Banking and

Trust Co.)	1.82	9/7/08	2,000,000 a,b	2,000,000
Puerto Rico Government Development
Bank, Senior Notes (Liquidity
Facility; Merrill Lynch Bank
and LOC; Merrill Lynch)	2.58	9/7/08	1,500,000 a,b	1,500,000
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	1.89	9/7/08	6,300,000 a	6,300,000

Total Investments (cost $587,829,001)			101.5%	587,829,018
Liabilities, Less Cash and Receivables			(1.5%)	(8,633,689)
Net Assets			100.0%	579,195,329

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2008. Maturity date represents the next demand date, not the ultimate maturity date.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to $140,759,000 or 24.3% of net assets.

c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At August 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	587,829,018

Level 3 - Significant Unobservable Inputs	0

Total	587,829,018

Item 2.       Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)